Income tax - Summary of Reconciliation of Deferred Tax Assets/(Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of deferred tax assets/(liabilities), net:
Net deferred tax assets as of January 1	€ 32,019	€ 14,587
Net additions from business combinations	0	119
Recognized within income tax expense	4,552	17,330
Foreign currency translation adjustment	167	(17)
Net deferred tax assets as of December 31	36,738	32,019
The deferred tax assets and liabilities relate to the following items:
Deferred tax assets	38,834	36,703
Deferred tax liabilities	(2,096)	(4,684)
Taxes arising on acquired intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(6,683)	(17,137)
Intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	6	43
Trade and other payables
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	7,829	9,644
Tax loss carried forward
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	33,877	38,067
Tax loss carried forward | Digital Gaming Corporation Limited
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	6,200
RSUs
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	1,923	2,404
Other assets and prepayments
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(1,926)	(2,065)
Right-of-use asset
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(4,692)	(5,766)
Lease liabilities
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	€ 6,404	€ 6,829